Information About Non-controlling Interests - Summary of Changes in Accumulated Non-controlling Interests (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the beginning of the year	₩ 1,391,764
Profit or loss allocated to non-controlling interests	73,841	₩ 84,782	₩ 86,755
Accumulated non-controlling interests at the end of the year	₩ 1,528,589	₩ 1,391,764
KT Skylife Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	49.73%	49.73%	49.73%
Accumulated non-controlling interests at the beginning of the year	₩ 328,302	₩ 329,676	₩ 316,880
Profit or loss allocated to non-controlling interests	23,405	9,395	22,445
Dividend paid to non-controlling interests	(8,279)	(9,817)	(8,279)
Others	30,722	(952)	(1,370)
Accumulated non-controlling interests at the end of the year	₩ 374,150	₩ 328,302	₩ 329,676
BC Card Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	30.46%	30.46%	30.46%
Accumulated non-controlling interests at the beginning of the year	₩ 339,067	₩ 329,338	₩ 322,921
Profit or loss allocated to non-controlling interests	28,418	43,961	47,068
Dividend paid to non-controlling interests	(35,924)	(29,490)	(44,637)
Others	13,986	(4,742)	3,986
Accumulated non-controlling interests at the end of the year	₩ 345,547	₩ 339,067	₩ 329,338
KT Powertel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	55.15%	55.15%	55.15%
Accumulated non-controlling interests at the beginning of the year	₩ 53,053	₩ 51,751	₩ 50,926
Profit or loss allocated to non-controlling interests	(3,058)	1,165	112
Others	2,870	137	713
Accumulated non-controlling interests at the end of the year	₩ 52,865	₩ 53,053	₩ 51,751
KT Hitel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	32.87%	32.87%	35.27%
Accumulated non-controlling interests at the beginning of the year	₩ 53,146	₩ 51,798	₩ 50,689
Profit or loss allocated to non-controlling interests	454	870	1,274
Others	(1,264)	478	(165)
Accumulated non-controlling interests at the end of the year	₩ 52,336	₩ 53,146	₩ 51,798
KT Telecop Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	13.18%	13.18%	13.18%
Accumulated non-controlling interests at the beginning of the year	₩ 103,468	₩ 103,532	₩ 103,428
Profit or loss allocated to non-controlling interests	59	381	19
Others	(170)	(445)	85
Accumulated non-controlling interests at the end of the year	₩ 103,357	₩ 103,468	₩ 103,532